BUSINESS ACQUISITIONS (Details Narrative) - USD ($)				1 Months Ended
	Oct. 02, 2021	Sep. 08, 2021	Aug. 30, 2021	Oct. 25, 2021	Oct. 22, 2021	Sep. 30, 2021
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock Issued During Period, Shares, Acquisitions				634,778	1,596,594	3,194,081
T J M Electronics West [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Payments to Acquire Equity Method Investments		$ 450,000
Membership Interest Purchase Agreements [Member] | Remote Intelligence [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock Issued During Period, Shares, Other			15,000,000
Equity Method Investment, Ownership Percentage			60.00%
Payments to Acquire Equity Method Investments			$ 1,000,000
Membership Interest Purchase Agreements [Member] | Terra Data Unmanned [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Equity Method Investment, Ownership Percentage	60.00%
Payments to Acquire Equity Method Investments	$ 400,000
Stock Issued During Period, Shares, Acquisitions	3,725,386